Cover	Feb. 18, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 18, 2026
Entity File Number	001-40101
Entity Registrant Name	BRIACELL THERAPEUTICS CORP.
Entity Central Index Key	0001610820
Entity Tax Identification Number	47-1099599
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Suite 300 - 235 15th Street
Entity Address, City or Town	West Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V7T 2X1
City Area Code	(604)
Local Phone Number	921-1810
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Shares, no par value
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	BCTX
Security Exchange Name	NASDAQ
Warrants to purchase common shares, no par value
Title of 12(b) Security	Warrants to purchase common shares, no par value
Trading Symbol	BCTXW
Security Exchange Name	NASDAQ
Warrants To Purchase Common Shares No Par Value 1 [Member]
Title of 12(b) Security	Warrants to purchase common shares, no par value
Trading Symbol	BCTXZ
Security Exchange Name	NASDAQ
Warrants To Purchase Common Shares No Par Value Member 2 [Member]
Title of 12(b) Security	Warrants to purchase common shares, no par value
Trading Symbol	BCTXL
Security Exchange Name	NASDAQ